SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 30, 2020 $ / shares shares	Mar. 31, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Apr. 30, 2020 USD ($)
Subsequent Event [Line Items]
Repayments of Short-term Debt				$ 2,629	¥ 18,300	¥ 14,700
Subsequent events
Subsequent Event [Line Items]
Repayments of Short-term Debt | ¥		¥ 8,000
Subsequent events | Convertible loan
Subsequent Event [Line Items]
Principal amount redeemed | $			$ 1,750
Principal amount of debt issued to Zhijun | $							$ 750
Subsequent events | IPO [Member] | American Depository Shares [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares (in shares) | shares	1,333,360
Share Price | $ / shares	$ 12.00
Subsequent events | IPO [Member] | Class A Ordinary Shares
Subsequent Event [Line Items]
Issuance of ordinary shares (in shares) | shares	1,333,360